PENSION AND POSTRETIREMENT BENEFITS	12 Months Ended
Dec. 31, 2017
Compensation And Retirement Disclosure [Abstract]
PENSION AND POSTRETIREMENT BENEFITS

NOTE 13—PENSION AND POSTRETIREMENT BENEFITS

Although we currently provide retirement benefits for most of our U.S. employees through sponsorship of the McDermott Thrift Plan (see “Defined Contribution Plans” below), some of our longer-term U.S. employees and former employees are entitled to retirement benefits under the McDermott (U.S.) Retirement Plan, a non-contributory qualified defined benefit pension plan (the “McDermott Plan”), and several non-qualified supplemental defined benefit pension plans. The McDermott Plan and the non-qualified supplemental defined benefit pension plans are collectively referred to herein as the “Domestic Plans.” The McDermott Plan has been closed to new participants since 2006, and benefit accruals under the McDermott Plan were frozen completely in 2010.

We also sponsored a defined benefit pension plan established under the laws of the Commonwealth of the Bahamas, the J. Ray McDermott, S.A. Third Country National Employees Pension Plan (the “TCN Plan”) which provided retirement benefits for certain of our current and former foreign employees. Effective August 1, 2011, new entry into the TCN Plan was closed, and effective December 31, 2011, benefit accruals under the TCN Plan were frozen. Effective January 1, 2012, we established a new global defined contribution plan (“Global DC plan”) to provide retirement benefits to non-U.S. expatriate employees who may have otherwise obtained benefits under the TCN Plan.

On August 31, 2017, the TCN Plan was amended to issue lump-sum distributions of certain accrued benefits or allow transfer of such benefits into the Global DC plan. As of December 31, 2017, total benefits are estimated to be approximately $30 million. Settlements are expected to be completed by the end of 2018. As of December 31, 2017, all investments in the TCN Plan trust were converted to cash and cash equivalents to facilitate settlements in form of lump-sum disbursements or rollovers.

Retirement benefits under the McDermott Plan and the TCN Plan are generally based on final average compensation and years of service, subject to the applicable freeze in benefit accruals under the plans. Our funding policy is to fund the plans as recommended by the respective plan actuaries and in accordance with the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), or other applicable law. The Pension Protection Act of 2006 (“PPA”) amended ERISA and modified the funding requirements for certain defined benefit pension plans including the McDermott Plan. We are in compliance with provisions under the PPA accelerated funding requirements.

	Domestic Plans		TCN Plan
	Year Ended December 31,		Year Ended December 31,
	2017	2016	2017	2016
	(In thousands)
Change in benefit obligation:
Benefit obligation at beginning of year	$505,356	$519,199	$31,217	$38,265
Interest cost	20,007	21,102	1,161	1,351
Actuarial loss (gain)	22,880	2,641	778	(3,172)
Benefits paid	(37,305)	(37,586)	(3,316)	(5,227)
Settlements	-	-	(29,840)	-
Benefit obligation at end of year	510,938	505,356	-	31,217

Change in plan assets:
Fair value of plan assets at beginning of year	484,961	494,146	32,252	38,257
Actual return (loss) on plan assets	47,717	26,891	1,990	(778)
Company contributions	1,458	1,510	-	-
Benefits paid	(37,305)	(37,586)	(3,316)	(5,227)
Settlements	-	-	(29,840)	-
Fair value of plan assets at end of year	496,831	484,961	1,086	32,252
Funded status	$(14,107)	$(20,395)	$1,086	$1,035

Amounts recognized in balance sheet consist of:
Other Assets	$933	$-	$1,086	$1,035
Accrued pension liability—current	(1,400)	(1,382)	-	-
Pension liability	(13,640)	(19,013)	-	-
Accrued benefit liability	(15,040)	(20,395)	-	-
Net (Liability) Asset	$(14,107)	$(20,395)	$1,086	$1,035

	Domestic Plans		TCN Plan
	Year Ended December 31,		Year Ended December 31,
	2017	2016	2017	2016
	(In thousands)
Supplemental information:
Projected benefit obligation	$510,938	$505,356	$-	$31,217
Accumulated benefit obligation	510,938	505,356	-	31,217
Fair value of plan assets	496,831	484,961	1,086	32,252

Assumptions

	Domestic Plans		TCN Plan
	2017	2016	2017	2016
Weighted average assumptions used to determine net periodic benefit obligations at December 31:
Discount rate	3.6%	4.1%	3.95%	4.10%
Rate of compensation increase	N/A	N/A	N/A	N/A

	Domestic Plans			TCN Plan
	Year Ended December 31,			Year Ended December 31,
	2017	2016	2015	2017	2016	2015
	(In thousands)
Supplemental information:
Components of periodic benefit cost:
Interest cost	$20,007	$21,102	$21,613	$1,161	$1,351	$1,626
Expected return on plan assets	(19,619)	(20,006)	(26,707)	(1,379)	(1,587)	(2,840)
Actuarial loss (gain)	(5,215)	(4,244)	26,842	167	(807)	(657)
Net periodic benefit cost (gain)(1)	$(4,827)	$(3,148)	$21,748	$(51)	$(1,043)	$(1,871)

Weighted average assumptions used to determine net periodic benefit cost:
Discount rate	4.1%	4.2%	4.0%	4.1%	4.0%	4.0%
Expected return on plan assets	4.2%	4.2%	5.0%	4.7%	4.7%	6.9%
Rate of compensation increase	N/A	N/A	N/A	N/A	N/A	N/A

(1)In our Consolidated Statements of Operations, Net periodic benefit cost (gain) is reported in Other non-operating income (expense), net.

Expected Long-Term Rate of Return—Our long-term rates of return reflect the average rate of earnings expected on the funds invested, or to be invested, to provide for the benefits included in the projected benefit obligations. In setting the long-term assumed rate of return, we consider capital markets future expectations and the asset mix of the plans’ investments. Actual long-term return can, in relatively stable markets, also serve as a factor in determining future expectations. We consider many factors that include, but are not limited to, historical returns on plan assets, current market information on long-term returns (e.g., long-term bond rates) and current and target asset allocations between asset categories. The target asset allocation is determined based on consultations with external investment advisers. However, any differences in the rate and actual returns will be included with the actuarial gain or loss recorded in the fourth quarter when our plans are remeasured.

Investment Goals

General

The investment goals of the McDermott Trust are generally to provide for the solvency of the respective plans and fulfillment of pension obligations over time, and to maximize long-term investment return consistent with a reasonable level of risk. Asset allocations within the McDermott Trust are reviewed periodically and rebalanced, if appropriate, to ensure the continued conformance to the investment goals, objectives and strategies. The McDermott Trust employs a professional investment advisor and a number of professional investment managers whose individual benchmarks are, in the aggregate, consistent with the applicable trust’s overall investment objectives.

The specific goals of each investment manager are set out in the investment policy adopted by the investment committee for the respective trust, but, in general, the goals are (1) to perform in line with (in the case of passive accounts) or outperform (for actively managed accounts) the benchmark selected and agreed upon by the manager and the trust, and (2) to display an overall level of risk in its portfolio that is consistent with the risk associated with the agreed upon benchmark. The estimated allocations discussed below are periodically reviewed to assess the appropriateness of the particular funds in which they are invested, and these estimated allocations are subject to change.

The performance of each investment manager’s portfolio is periodically measured against commonly accepted benchmarks, including the individual investment manager’s benchmarks. In evaluating investment manager performance, consideration is also given to personnel, strategy, research capabilities, organizational and business matters, adherence to discipline and other qualitative factors that may impact the ability to achieve desired investment results.

The following is a summary of the asset allocations at December 31, 2017 and 2016 by asset category.

	Domestic Plans		TCN Plan
	2017	2016	2016
Asset Category:
Fixed Income	85%	85%	67%
Equity Securities	15	15	33
Total	100%	100%	100%

Fair Value

The following is a summary of total investments for our plans, measured at fair value at:

	December 31, 2017
	Level 1	Level 2	Level 3	Total
Pension Benefits:	(In thousands)
Fixed Income	$160,229	$245,759	$5,282	$411,270
Equities	72,553		-	72,553
Cash and Accrued Items	14,094		-	14,094
Total Investments	$246,876	$245,759	$5,282	$497,917

	December 31, 2016
	Level 1	Level 2	Level 3	Total
Pension Benefits:	(In thousands)
Fixed Income	$167,271	$247,882	$5,087	$420,240
Equities	82,442	-	-	82,442
Cash and Accrued Items	14,531	-	-	14,531
Total Investments	$264,244	$247,882	$5,087	$517,213

Changes in Level 3 Instrument

The following is a summary of the changes in our Level 3 fixed income instruments measured on a recurring basis:

	December 31,
	2017	2016
	(In thousands)
Balance at beginning of period	$5,087	$5,752
Purchases, net	142	107
Total unrealized gain (loss)	53	(772)
Balance at end of period	$5,282	$5,087

Cash Flows

Domestic Plans
(In thousands)
Expected employer contributions to trusts of defined benefit plans:
2018	$-
Expected benefit payments:
2018	$37,179
2019	36,791
2020	36,364
2021	35,886
2022	35,334
2023-2027	165,101

Defined Contribution Plans

Most of our employees in the U.S., through the McDermott Thrift Plan (the “Thrift Plan”), and certain non-U.S. employees, through the McDermott Global Defined Contribution Plan (the “Global Thrift Plan”), are eligible to participate in qualified defined contribution plans by contributing portions of their compensation.

For the Thrift Plan, we make employer matching contributions of 50% of participants’ contributions up to 6% of compensation and unmatched employer cash contributions equal to 3% of participants’ base pay, plus overtime pay, expatriate pay and commissions.

For the Global Thrift Plan, we make employer matching contributions of 50% of participants’ contributions up to 6% of base salary and unmatched employer cash contributions equal to 3% of participants’ base salary.

The following table summarizes our contributions under the plans:

	Thrift Plan			Global Thrift Plan
	Year Ended December 31,			Year Ended December 31,
	2017	2016	2015	2017	2016	2015
	(In thousands)
Contributions	$4,267	$4,176	$3,840	$726	$998	$1,095

We also provide benefits under the McDermott International, Inc. Director and Executive Deferred Compensation Plan (“Deferred Compensation Plan”), which is a non-qualified defined contribution plan. Expense associated with the Deferred Compensation Plan was not material to our Consolidated Financial Statements.